Description of Business and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Accounting Policies [Abstract]
Schedule of Inventories of Continuing Operations

Inventories of continuing operations consist of the following (in thousands):

	May 3, 2014	February 1, 2014
Finished goods	$31,850	$32,946
Work in process	—	98
Raw materials	—	912

Total inventories, net	$31,850	$33,956

Inventories of continuing operations consist of the following (in thousands).

	February 1, 2014	February 2, 2013
Finished goods	$32,946	$18,443
Work in process	98	229
Raw materials	912	215

Total inventories	$33,956	$18,887

Net of reserves of:	$3,929	$1,247

Summary of Allowance for Accounts Receivable Estimated to be Uncollectible for Continuing Operations

The activity in this allowance for continuing operations is summarized as follows (in thousands).

	2013	2012	2011
Balance, beginning of year	$279	$450	$244
Provisions for bad debt expense	249	314	319
Bad debts written off	(175)	(485)	(113)

Balance, end of year	$353	$279	$450

Summary of Accrued Discounts, Returns and Allowances

 The activity in the accrued discounts, returns and allowances account for continuing operations is summarized as follows (in thousands).

	2013	2012	2011
Balance, beginning of year	$7,179	$4,347	$2,540
Provision	39,171	29,400	17,916
Utilization	(37,085)	(26,568)	(16,109)

Balance, end of year	$9,265	$7,179	$4,347